Employee Costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 314	£ 345	£ 330
Share Value Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	243	258	266
Performance Share Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	55	51	56
Share option plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	4	5	4
Cash settled and other plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 12	£ 31	£ 4